Schedule of components of lease expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Lease expenses	$ 18,071	$ 19,774
Lease expenses – short-term	44,253	42,115
Total lease expenses	$ 62,324	$ 61,889